SEGMENT REPORTING	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 13 — SEGMENT REPORTING

The Company operates in one segment: the design, development, and marketing of software solutions.

The Company's revenues by geographic area are as follows:

	YEAR ENDED DECEMBER 31,
	2013	2012	2011
Revenue
Americas	$50,573	$60,123	$40,070
EMEA	42,548	32,888	39,455
Israel	245	456	847
Asia Pacific	9,815	6,579	6,715
	$103,181	$100,046	$87,087

Major customers - as percentage of total sales:
	2013	2012	2011
	%	%	%

Customer A	12	11	12
Customer B	(*)	(*)	10

(*) Less than 10%

Long-lived assets by geographical areas are as follows:

	YEAR ENDED DECEMBER 31,
	2013	2012
Property and Equipment, Net
Americas	$795	$662
EMEA	634	421
Asia Pacific	1,145	411
Israel	2,449	2,712
	$5,023	$4,206